Borrowings and derivative financial instrument - 2026 and 2029 Notes (Details) R in Millions, $ in Millions		12 Months Ended
	Nov. 16, 2021 USD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year		R 18,383	R 23,736	R 24,505
Loans raised		20,622	16,289	18,982
Interest charge		801	1,290	1,445
Unwinding of amortised cost		302	394	374
Loss/(gain) on foreign exchange differences		950	2,149	(781)
Balance at end of the year		20,298	18,383	23,736
US$675 million senior notes due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.00%
Face amount of debt | $	$ 675
Debt term	5 years
US$525 million senior notes due 2029
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.50%
Face amount of debt | $	$ 525
Debt term	8 years
2026 and 2029 Notes
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year		0	0	0
Loans raised		18,208	0	0
Interest charge		99	0	0
Unwinding of amortised cost		8	0	0
Loss/(gain) on foreign exchange differences		470	0	0
Balance at end of the year		R 18,785	R 0	R 0